UNITED STATES
                    SECURITIES AND EXCHANGE   COMMISSION
                         Washington, D.C.  20549

                              FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2008

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Owenoke Capital Management, LLC
Address:  50 Washington Street 7th Floor
          Norwalk, CT  06854

Form 13F File Number:    28-7744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David Korus
Title:    Managing Member
Phone:    203 956-5010

Signature, Place and Date of Signing:
David R. Korus                Norwalk, CT         August 11, 2008
          [Signature]                   [City, State]            [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___  13F   COMBINATION REPORT.  (Check here if a portion of the holdings for
     this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      15

Form 13F Information Table Value Total:      107,684 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


NAME OF ISSUER             TITL CUSIP        VALUE     SHARES                 INV.   OTHE   VOTING AUTH
                           E OF              X1000                            DISC.  R
                           CLAS                                                      MGR
                           S
                                                                                                SOLE
CELESTICA INC               COM   15101Q108        422      50,000   SH         SOLE             50,000
CISCO SYSTEMS INC           COM   17275R102        582      25,000   SH         SOLE             25,000
EQUINIX INC.                COM   29444U502        446       5,000   SH         SOLE              5,000
INTERNATIONAL BUSINESS     PUTS   99O9S0TR7      11853     100,000   SH  PUTS   SOLE            100,000
MACHINES CORP
IONA TECHNOLOGIES PLC       COM                   1101     279,512   SH         SOLE            279,512
                                  46206P109
LATTICE SEMICONDUCTOR       COM   518415104       1565     500,000   SH         SOLE            500,000
CORP
MICRON TECHNOLOGY INC       COM   595112103        600     100,000   SH         SOLE            100,000
MICROSOFT CORP              COM   594918104       3026     110,000   SH         SOLE            110,000
NAPSTER INC                 COM   630797108        497     350,000   SH         SOLE            350,000
NORTEL NETWORKS CORP        COM   656568508       1315     160,000   SH         SOLE            160,000
ORACLE CORPORATION          COM                    210      10,000   SH         SOLE             10,000
                                  68389X105
PMC-SIERRA INC              COM                   2139     280,000   SH         SOLE            280,000
                                  69344F106
POWERSHARES QQQ TRUST       COM                  31845     705,000   SH         SOLE            705,000
SERIES 1                          73935A104
POWERSHARES QQQ TRUST      PUTS   990BOKGV3      49687   1,100,000   SH  PUTS   SOLE          1,100,000
SERIES 1
WIND RIVER SYSTEMS INC      COM   973149107       2396     220,000   SH         SOLE            220,000


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